Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND | SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS A
Prospectus [Line Items]
Annual Return [Percent]	7.55%	9.53%	(28.46%)	42.04%	(5.13%)	28.06%	(6.85%)	6.79%	5.66%	(1.88%)
SPIRIT OF AMERICA LARGE CAP VALUE FUND | SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS A
Prospectus [Line Items]
Annual Return [Percent]	33.29%	25.67%	(17.70%)	29.27%	15.49%	29.54%	(7.87%)	20.22%	8.49%	(2.83%)
Spirit of America Municipal Tax Free Bond Fund | Spirit of America Municipal Tax Free Bond Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	1.71%	4.48%	(8.87%)	0.88%	3.56%	5.06%	0.96%	4.75%	0.64%	3.01%
Spirit of America Income Fund | Spirit of America Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	5.37%	6.94%	(12.69%)	4.59%	5.95%	11.64%	(0.87%)	7.51%	4.99%	(0.17%)
Spirit of America Utilities Fund | Spirit of America Utilities Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	22.72%